Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 2,904,950	$ 4,563,731	$ 6,428,608
Cost of revenues	(1,899,065)	(2,642,491)	(2,891,565)
Gross profit	1,005,885	1,921,240	3,537,043
Operating expenses:
General and administrative	2,751,313	1,819,531	1,472,648
Selling	1,716	648	437,185
Total operating expenses	2,753,029	1,820,179	1,909,833
Operating (loss) income	(1,747,144)	101,061	1,627,210
Other income (expense)
Government subsidies		569,928	9,838
Net investment gain (loss)	336,241	330,552	(19,363)
Interest income	921,228	911,875	545,555
Interest expense	(313,937)	(313,861)	(285,353)
Deregistration cost	(104,127)
Other income (expense), net	50,796	(5,029)	(8,924)
Total other income, net	890,201	1,493,465	241,753
(Loss) income before provision for income taxes	(856,943)	1,594,526	1,868,963
Income tax expense	39,747	546,885	453,218
Net (loss) income	(896,690)	1,047,641	1,415,745
Comprehensive (loss) income
Net (loss) income	(896,690)	1,047,641	1,415,745
Foreign currency translation loss	(365,976)	(330,116)	(1,015,447)
Comprehensive (loss) income	$ (1,262,666)	$ 717,525	$ 400,298
(Loss) earnings per ordinary share
– Basic (in Dollars per share)	$ (0.04)	$ 0.08	$ 0.13
– Diluted (in Dollars per share)	$ (0.04)	$ 0.08	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	20,603,614	13,257,469	10,987,679
Weighted average number of ordinary shares outstanding, diluted (in Shares)	20,603,614	13,257,469	10,987,679